Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Feb. 18, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Sep. 12, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Apr. 03, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Jan. 27, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015
C000210490
Account Value [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Account Value	$ 29,241	$ 23,462	$ 21,234	$ 19,832	$ 23,181	$ 26,141	$ 23,633	$ 24,116	$ 19,146	$ 19,816	$ 18,679	$ 18,928	$ 18,305	$ 17,682	$ 18,118	$ 20,766	$ 21,249	$ 18,944	$ 21,826	$ 19,193	$ 14,644	$ 16,513	$ 18,258	$ 21,000	$ 18,383	$ 16,872	$ 15,049	$ 16,856	$ 16,498	$ 16,622	$ 13,024	$ 15,520	$ 15,846	$ 15,477	$ 17,140	$ 18,277	$ 16,486	$ 18,291	$ 19,527	$ 27,230	$ 28,850	$ 30,883	$ 38,699	$ 43,081	$ 49,591	$ 45,113	$ 49,211	$ 48,287	$ 52,167	$ 45,298	$ 48,885	$ 48,341	$ 52,504	$ 54,351	$ 50,167	$ 45,552	$ 37,363	$ 37,460	$ 38,706	$ 33,246	$ 29,303	$ 26,010	$ 22,987	$ 18,795	$ 21,752		$ 21,157	$ 20,312	$ 20,244	$ 17,947	$ 17,370	$ 17,937	$ 19,583	$ 19,321	$ 16,688	$ 19,216	$ 18,933	$ 18,839	$ 17,538	$ 15,388	$ 17,745	$ 17,120	$ 18,966	$ 19,943	$ 18,029	$ 18,165	$ 17,775	$ 16,251	$ 16,017	$ 17,081	$ 17,003	$ 15,861	$ 15,533	$ 14,590	$ 14,090		$ 14,138	$ 12,385	$ 12,130	$ 11,894	$ 10,622		$ 10,141	$ 9,802	$ 9,500	$ 9,425
C000210491
Account Value [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Account Value	$ 29,528	23,714	21,475	20,075	23,467	26,481	23,945	24,455	19,416	20,124	18,988	19,251	18,626	18,000	18,461	21,178	21,672	19,334	22,298	19,614	14,986	16,896	18,691	21,507	18,840	17,308	15,447	17,325	16,946	17,094	13,405	15,978	16,337	15,963	17,686	18,870	17,042	18,915	20,204	28,193	29,887	32,030	40,139	44,722	51,506	46,899	51,172	50,250	54,316	47,210	50,976	50,446	54,823	56,769	52,439	47,652	39,100	39,226	40,558	34,852	30,743	27,310	24,153	19,745	22,879		22,271	21,387	21,335	18,931	18,330	18,942	20,689	20,422	17,651	20,333	20,055	19,966	18,597	16,327	18,828	18,165	20,123	21,159	19,128	19,274	18,859	17,243	16,994	18,123	18,040	16,828	16,480	15,480	14,950		15,000	13,140	12,870	12,620	11,270		10,760	10,400	10,080	10,000
C000176824
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 794,234	637,191	576,506	538,373	629,401	709,357	640,882	653,593	518,692	537,143	506,391	512,541	495,730	478,509	490,400	561,745	574,456	512,541	590,038	518,692	395,682	446,116	493,270	566,666	496,140	455,137	405,933	455,137	444,886	448,166	351,398	417,929	426,924	416,429	461,033	491,394	443,042	491,394	524,004	730,907	774,011	828,361	1,037,513	1,154,850	1,328,707	1,208,697	1,317,823	1,292,905	1,396,303	1,212,421	1,307,799	1,292,905	1,403,750	1,452,728	1,340,451	1,216,854	997,604	1,000,170	1,032,958	886,696	781,490	693,390	612,704	500,655	579,346		563,380	540,571	538,796	477,488	462,023	476,659	520,570	513,389	442,967	510,075	502,619	499,857	465,061	408,171	470,699	454,120	503,081	528,986	478,212	481,838	471,476	431,064	424,847	453,084	451,011	420,702	412,000	387,000	373,750		375,000	328,500	321,750	315,500	281,750		269,000	260,000	252,000	250,000
C000176826
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 315,335	252,990	228,872	213,778	249,708	281,537	254,466	259,552	206,067	213,286	200,981	203,606	196,879	190,153	194,746	223,294	228,216	203,606	234,450	206,067	157,339	177,191	195,895	225,263	197,207	180,965	161,441	180,965	176,863	178,340	139,620	166,242	169,690	165,643	183,331	195,473	176,286	195,623	208,665	290,812	308,050	329,786	412,982	459,667	529,098	481,207	524,745	514,777	556,023	482,925	520,964	515,006	559,231	578,823	534,140	484,934	397,552	398,579	411,697	353,519	311,539	276,404	244,235	199,632	231,002		224,614	215,602	214,893	190,475	184,288	190,254	207,601	204,728	176,775	203,513	200,530	199,535	185,614	162,965	187,977	181,345	200,930	211,189	190,982	192,433	188,288	172,226	169,635	181,034	180,205	168,081	164,600	154,600	149,400		149,900	131,300	128,700	126,200	112,700		107,600	104,000	100,800	100,000
C000176825
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 30,871	24,769	22,423	20,947	24,474	27,590	24,949	25,458	20,209	20,931	19,733	19,979	19,323	18,667	19,126	21,915	22,423	19,996	23,047	20,258	15,468	17,420	19,274	22,161	19,389	17,814	15,878	17,814	17,420	17,552	13,762	16,374	16,734	16,329	18,081	19,263	17,392	19,293	20,580	28,708	30,399	32,554	40,786	45,403	52,265	47,545	51,864	50,891	54,969	47,751	51,521	50,948	55,336	57,272	52,873	47,999	39,369	39,472	40,785	35,020	30,877	27,407	24,222	19,793	22,909		22,293	21,391	21,331	18,911	18,303	18,889	20,635	20,348	17,573	20,237	19,950	19,850	18,469	16,214	18,706	18,053	20,011	21,037	19,037	19,182	18,768	17,172	16,913	18,053	17,970	16,768	16,430	15,430	14,920		14,970	13,120	12,850	12,610	11,260		10,750	10,400	10,080	10,000
C000224371
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 31,740	25,454	23,025	21,516	25,126	28,326	25,602	26,111	20,728	21,450	20,219	20,482	19,809	19,120	19,579	22,435	22,943	20,465	23,567	20,711	15,804	17,807	19,694	22,632	19,809	18,184	16,215	18,184	17,774	17,905	14,032	16,694	17,039	16,634	18,404	19,619	17,699	19,634	20,939	29,189	30,914	33,089	41,428	46,120	53,073	48,273	52,626	51,618	55,754	48,411	52,214	51,618	56,040	57,965	53,508	48,583	39,904	40,007	41,318	35,468	31,260	27,736	24,508	20,026	23,174		22,535	21,623	21,552	19,100	18,481	19,066	20,823	20,536	17,719	20,403	20,105	19,994	18,602	16,327	18,828	18,165	20,123	21,159	19,128	19,274	18,859	17,243	16,994	18,123	18,040	16,828	16,480	15,480	14,950		15,000	13,140	12,870	12,620	11,270		10,760	10,400	10,080	10,000
C000205755
Account Value [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Account Value	$ 13,685	13,486	13,385	13,368	13,495	13,348	13,224	13,256	13,111	13,170	13,037	12,896	12,683	12,572	12,389	12,516	12,300	12,313	12,180	11,740	11,245	11,324	11,427	11,430	11,260	11,189	11,151	11,038	11,343	11,377	10,916	10,837	10,409	10,249	10,998	11,157	10,782	11,505	11,712	11,947	11,947	12,284	12,495	12,364	12,467	12,572	12,606	12,532	12,528	12,457	12,411	12,310	12,259	12,237	12,225	12,089	11,669	11,639	11,687	11,519	11,314	11,075	10,724	10,318	11,435		11,526	11,351	11,262	11,208	11,143	11,113	10,992	10,938	10,721	10,710	10,565	10,461	10,382	10,171	10,181	10,312	10,361	10,335	10,320	10,217	10,266	10,338	10,272	10,296	10,358	10,269	10,221	10,216	10,100		10,056	10,030	9,873	9,866	9,740	$ 9,625
C000205756
Account Value [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Account Value	$ 13,490	13,318	13,226	13,217	13,352	13,215	13,107	13,140	13,004	13,071	12,946	12,814	12,609	12,507	12,348	12,468	12,259	12,295	12,162	11,720	11,246	11,333	11,429	11,441	11,278	11,214	11,198	11,091	11,391	11,447	10,981	10,914	10,488	10,334	11,100	11,255	10,895	11,636	11,843	12,091	12,098	12,449	12,676	12,560	12,661	12,778	12,822	12,755	12,760	12,685	12,659	12,564	12,519	12,505	12,494	12,370	11,945	11,934	11,978	11,813	11,614	11,374	11,018	10,617	11,764		11,865	11,695	11,609	11,567	11,505	11,481	11,362	11,306	11,093	11,094	10,951	10,843	10,770	10,551	10,578	10,714	10,765	10,739	10,722	10,616	10,667	10,741	10,672	10,697	10,762	10,669	10,620	10,615	10,494		10,448	10,421	10,258	10,251	10,120	10,000
C000180737
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 362,289	357,505	354,443	353,925	357,161	353,312	350,100	350,402	346,591	348,473	344,579	340,501	334,943	332,044	327,287	330,525	324,901	325,218	321,396	309,593	296,789	298,438	301,090	301,168	296,703	294,851	293,829	290,535	298,422	299,674	287,383	285,022	273,937	269,476	289,177	293,256	283,187	302,539	307,582	313,646	313,600	322,282	327,759	324,574	327,166	329,843	330,672	328,695	328,245	326,369	325,158	322,488	321,131	320,517	319,930	316,321	305,092	304,564	305,442	301,058	295,561	289,346	279,909	269,372	298,196		300,527	295,986	293,617	292,239	290,269	289,505	286,092	284,701	279,077	278,540	275,027	272,065	269,998	264,532	264,731	267,852	269,124	268,464	268,060	265,395	266,665	268,527	266,810	267,436	269,052	266,728	265,500	265,368	262,351		261,202	260,535	256,452	256,265	253,000	250,000
C000180741
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 144,183	142,267	141,040	140,834	142,132	140,590	139,303	139,588	137,902	138,656	137,097	135,620	133,394	132,233	130,327	131,470	129,371	129,498	127,967	123,393	118,113	118,924	119,987	120,018	118,250	117,508	117,099	115,779	118,938	119,439	114,517	113,699	109,136	107,476	115,361	116,869	112,963	120,584	122,726	125,152	125,011	128,486	130,800	129,405	130,443	131,514	131,846	131,055	130,994	130,124	129,640	128,572	128,029	127,783	127,548	126,104	121,728	121,517	121,868	120,114	118,017	115,415	111,757	107,542	119,074		120,006	118,189	117,241	116,690	115,902	115,596	114,342	113,675	111,425	111,321	109,805	108,621	107,794	105,607	105,687	106,935	107,550	107,180	107,019	106,058	106,461	107,206	106,624	106,874	107,520	106,590	106,099	106,046	104,839		104,482	104,113	102,581	102,506	101,200	100,000
C000180738
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 14,085	13,898	13,795	13,762	13,910	13,744	13,632	13,651	13,502	13,580	13,428	13,285	13,075	12,950	12,763	12,879	12,673	12,688	12,550	12,098	11,588	11,670	11,778	11,767	11,594	11,537	11,498	11,382	11,698	11,733	11,257	11,176	10,735	10,570	11,346	11,510	11,123	11,871	12,086	12,330	12,319	12,668	12,886	12,765	12,871	12,982	13,018	12,942	12,939	12,855	12,821	12,705	12,665	12,642	12,631	12,479	12,056	12,026	12,063	11,901	11,691	11,432	11,069	10,660	11,802		11,896	11,726	11,632	11,577	11,509	11,479	11,354	11,287	11,073	11,063	10,913	10,805	10,723	10,505	10,516	10,652	10,714	10,687	10,660	10,564	10,615	10,690	10,632	10,657	10,732	10,639	10,589	10,584	10,474		10,438	10,411	10,248	10,241	10,120	10,000
C000233648
Account Value [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Account Value	$ 13,639	12,717	11,868	12,703	13,742	14,810	14,825	15,966	15,028	15,294	15,224	15,700	14,651	14,986	14,413	15,532	14,944	14,734	15,070	13,462	12,336	13,475	14,356	15,469	14,990	13,890	14,524	14,692	14,899	15,469	13,812	14,540	13,602	12,258	13,538	13,893	12,841	13,969	14,071	14,984	15,123	14,616	15,313	14,574	14,887	14,507	14,674	14,551	15,077	15,256	14,652	14,160	13,656	12,907	12,001	10,801	9,034	8,891	9,255	8,747	8,316	8,383	7,753	6,660	9,178		10,084	10,691	10,013	9,848	9,869	9,199	9,972	9,951	9,116	10,178	9,745	9,993	9,673	8,487	9,604	9,519	10,980	10,839	10,895	10,707	10,302	10,160	9,623	9,906	10,434	10,198	9,943	9,811	9,774	$ 9,425
C000233647
Account Value [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Account Value	$ 14,067	13,120	12,251	13,120	14,207	15,325	15,341	16,551	15,572	15,868	15,809	16,313	15,231	15,587	15,008	16,180	15,572	15,379	15,735	14,059	12,893	14,100	15,019	16,199	15,705	14,567	15,239	15,431	15,650	16,254	14,525	15,304	14,323	12,924	14,269	14,659	13,556	14,753	14,861	15,842	16,004	15,479	16,232	15,463	15,795	15,391	15,569	15,439	15,997	16,187	15,546	15,024	14,490	13,694	12,733	11,460	9,585	9,433	9,820	9,281	8,824	8,894	8,226	7,066	9,738		10,699	11,343	10,624	10,449	10,471	9,760	10,580	10,558	9,672	10,799	10,340	10,602	10,263	9,005	10,190	10,100	11,650	11,500	11,560	11,360	10,930	10,780	10,210	10,510	11,070	10,820	10,550	10,410	10,370	10,000
C000192441
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 372,223	346,792	323,672	346,407	374,535	403,435	403,820	435,028	409,200	416,210	414,365	427,280	398,499	407,724	391,857	422,114	405,879	400,344	409,200	365,320	334,534	365,662	389,264	419,365	406,367	376,266	393,369	397,815	403,288	418,681	373,871	393,379	367,579	331,390	365,568	375,285	346,804	376,961	379,641	404,102	407,788	394,050	412,814	392,615	400,912	390,541	394,986	391,430	405,653	410,394	394,097	380,763	367,132	346,983	322,092	290,013	242,604	238,507	248,457	234,410	222,997	224,460	207,779	178,514	245,823		269,820	285,916	267,946	263,572	263,845	245,800	266,579	265,759	243,339	271,774	260,017	266,579	257,830	226,114	256,000	253,750	292,500	288,500	290,000	284,750	274,000	270,000	255,750	263,000	277,000	271,000	264,000	260,250	259,250	250,000
C000192443
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 147,799	137,760	128,494	137,606	148,725	160,308	160,463	172,818	162,617	165,426	164,687	169,861	158,478	162,026	155,817	167,792	161,287	159,069	162,765	145,193	133,003	145,467	154,782	166,835	161,630	149,714	156,562	158,206	160,398	166,561	148,755	156,431	146,235	131,880	145,564	149,321	138,051	149,991	151,065	160,858	162,334	156,834	164,347	156,380	159,700	155,550	157,329	155,906	161,597	163,494	156,973	151,638	146,303	138,241	128,400	115,565	96,714	95,075	99,056	93,553	88,986	89,572	82,781	71,189	98,119		107,720	114,160	106,971	105,221	105,440	98,221	106,424	106,206	97,237	108,612	103,909	106,534	103,034	90,346	102,300	101,400	116,900	115,300	115,900	113,900	109,600	108,000	102,300	105,200	110,800	108,300	105,600	104,100	103,700	100,000
C000192442
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 14,514	13,536	12,636	13,520	14,622	15,756	15,771	16,997	15,988	16,270	16,196	16,715	15,587	15,943	15,335	16,522	15,884	15,676	16,033	14,312	13,117	14,339	15,259	16,454	15,932	14,765	15,438	15,616	15,836	16,440	14,682	15,452	14,444	13,031	14,376	14,753	13,650	14,834	14,941	15,909	16,057	15,519	16,259	15,474	15,807	15,391	15,569	15,439	15,997	16,187	15,546	15,024	14,490	13,694	12,733	11,460	9,585	9,433	9,820	9,281	8,824	8,894	8,226	7,066	9,738		10,699	11,343	10,624	10,449	10,471	9,760	10,580	10,558	9,672	10,799	10,340	10,602	10,263	9,005	10,190	10,100	11,650	11,500	11,560	11,360	10,930	10,780	10,210	10,510	11,070	10,820	10,550	10,410	10,370	10,000
C000233646
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 14,889	13,872	12,947	13,841	14,981	16,137	16,153	17,401	16,368	16,648	16,575	17,091	15,940	16,294	15,674	16,870	16,235	15,999	16,368	14,599	13,381	14,626	15,557	16,775	16,241	15,051	15,735	15,913	16,118	16,734	14,941	15,722	14,703	13,256	14,623	14,998	13,872	15,078	15,172	16,164	16,312	15,762	16,513	15,705	16,036	15,622	15,799	15,657	16,226	16,416	15,764	15,231	14,685	13,879	12,884	11,601	9,704	9,540	9,938	9,376	8,920	8,978	8,311	7,141	9,833		10,793	11,437	10,718	10,543	10,554	9,832	10,663	10,630	9,734	10,871	10,401	10,663	10,313	9,045	10,240	10,150	11,700	11,540	11,600	11,390	10,960	10,800	10,230	10,520	11,080	10,840	10,560	10,410	10,370	10,000
C000233650
Account Value [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Account Value	$ 17,821	16,712	15,332	16,392	17,365	17,439	16,836	18,047	17,239	17,643	17,643	17,790	16,994	17,324	16,736	17,680	16,454	15,940	15,928	14,448	13,097	14,168	14,898	15,519	15,032	14,290	15,057	15,142	15,373	16,043	14,156	15,297	14,335	12,880	14,738	15,342	14,223	16,114	15,857	16,853	17,065	17,009	17,457	16,583	16,740	16,186	16,687	16,698	17,304	17,492	16,823	16,416	15,371	14,514	14,075	13,088	11,113	11,011	11,308	10,264	9,568	9,496	8,923	7,736	10,008		11,195	11,850	11,219	10,781	10,655	10,314	11,083	10,898	9,925	10,927	10,499	10,616	10,266	9,147	10,544	10,412	11,280	11,148	11,120	10,629	10,346	10,100	9,723	10,025	10,487	10,129	9,877	9,736	9,689	9,425
C000233649
Account Value [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Account Value	$ 18,389	17,262	15,852	16,954	17,966	18,056	17,441	18,710	17,877	18,312	18,325	18,492	17,684	18,018	17,428	18,415	17,146	16,621	16,621	15,083	13,686	14,814	15,596	16,249	15,762	14,981	15,801	15,890	16,147	16,864	14,878	16,101	15,094	13,576	15,544	16,184	15,011	17,014	16,754	17,821	18,070	18,022	18,496	17,583	17,761	17,173	17,705	17,716	18,359	18,559	17,849	17,417	16,308	15,399	14,934	13,886	11,791	11,682	11,997	10,890	10,152	10,076	9,468	8,208	10,618		11,878	12,573	11,903	11,439	11,305	10,943	11,759	11,563	10,530	11,594	11,139	11,263	10,892	9,704	11,187	11,047	11,969	11,828	11,798	11,277	10,977	10,717	10,316	10,636	11,127	10,747	10,480	10,330	10,280	10,000
C000192444
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 485,680	455,161	417,423	446,301	472,882	474,523	458,115	491,130	468,658	479,731	479,731	483,639	462,144	470,937	454,328	479,405	446,186	432,181	431,530	391,576	354,775	383,505	403,520	420,306	407,071	386,411	407,394	409,330	415,464	433,542	382,537	413,454	387,000	347,765	397,997	414,048	383,433	434,557	427,424	454,175	460,120	458,336	470,226	446,458	450,623	435,907	448,957	449,234	465,615	470,336	452,566	441,182	413,140	390,095	378,156	351,514	298,502	295,783	303,395	275,394	256,635	254,460	238,964	207,429	268,053		299,589	316,988	300,119	287,990	284,893	275,603	296,248	291,087	265,023	291,861	279,990	283,087	273,797	243,862	281,185	277,429	300,715	296,959	296,208	282,687	275,175	268,665	258,399	266,412	278,430	268,916	262,250	258,250	257,000	250,000
C000192446
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 192,736	180,674	165,727	177,265	187,754	188,410	181,854	194,963	186,243	190,538	190,668	192,230	183,510	187,024	180,776	190,798	177,523	172,057	171,796	155,874	141,293	152,777	160,648	167,358	162,067	153,938	162,196	163,100	165,551	172,777	152,390	164,729	154,270	138,700	158,549	165,086	152,963	173,168	170,434	181,131	183,389	182,795	187,549	178,044	179,710	173,824	179,155	179,266	185,708	187,707	180,488	176,045	164,938	155,719	150,943	140,394	119,080	118,101	121,146	109,945	102,550	101,680	95,481	82,866	107,117		119,732	126,692	119,944	115,093	113,854	110,138	118,396	116,435	106,009	116,641	111,996	113,235	109,416	97,545	112,474	111,072	120,286	118,784	118,483	113,175	110,170	107,566	103,460	106,765	111,572	107,566	104,900	103,300	102,800	100,000
C000192445
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 18,922	17,740	16,285	17,415	18,441	18,519	17,870	19,169	18,303	18,730	18,743	18,898	18,058	18,394	17,787	18,768	17,464	16,921	16,908	15,339	13,915	15,044	15,827	16,482	15,968	15,173	15,981	16,071	16,315	17,034	15,019	16,240	15,210	13,672	15,648	16,287	15,092	17,092	16,820	17,885	18,110	18,051	18,525	17,594	17,761	17,173	17,705	17,716	18,359	18,559	17,849	17,417	16,308	15,399	14,934	13,886	11,791	11,682	11,997	10,890	10,152	10,076	9,468	8,208	10,618		11,878	12,573	11,903	11,439	11,305	10,943	11,759	11,563	10,530	11,594	11,139	11,263	10,892	9,704	11,187	11,047	11,969	11,828	11,798	11,277	10,977	10,717	10,316	10,636	11,127	10,747	10,480	10,330	10,280	10,000
C000207658
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 380,766	378,117	375,768	374,950	374,467	371,480	368,523	367,385	363,646	361,992	357,169	351,969	348,641	347,126	344,562	344,475	340,421	338,942	336,830	329,740	324,951	328,714	328,030	326,662	323,111	318,428	317,759	315,083	319,431	319,766	311,738	311,257	309,597	307,271	312,918	309,597	305,824	313,066	318,333	322,942	323,601	326,234	328,539	328,157	330,215	327,275	325,510	324,628	324,820	322,781	322,781	322,490	323,946	319,285	315,789	312,422	304,440	303,585	301,589	292,468	286,905	277,586	274,198	267,985	288,599		288,317	286,340	284,694	284,694	283,589	283,037	281,656	279,647	276,924	277,469	275,563	273,384	271,751	268,483	269,766	270,574	270,305	270,574	269,227	269,496	269,355	268,821	268,286	268,286	267,752	266,950	266,786	266,257	265,729		264,671	263,878	262,556	261,328	260,803		259,754	259,229	258,442		$ 255,818	$ 255,487	$ 256,008	$ 255,227	$ 255,227	$ 252,622	$ 249,237	$ 248,022	$ 245,951	$ 241,550	$ 237,149	$ 237,667	$ 242,068	$ 244,919	$ 246,189	$ 244,919	$ 245,935	$ 248,222	$ 250,000
C000207659
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 151,637	150,582	149,645	149,320	149,127	147,935	146,755	146,303	144,818	144,303	142,233	140,303	138,979	138,374	137,351	137,316	135,698	135,248	134,265	131,436	129,662	131,027	130,754	130,345	128,928	127,059	126,792	125,724	127,459	127,593	124,523	124,247	123,584	122,656	124,910	123,717	122,150	125,043	127,015	128,856	129,251	130,171	131,091	130,995	131,818	130,760	130,055	129,585	129,746	129,047	128,931	128,814	129,396	127,533	126,135	124,799	121,722	121,266	120,468	116,935	114,711	110,985	109,517	107,146	115,389		115,276	114,485	113,878	113,878	113,325	113,215	112,663	111,859	110,770	110,988	110,225	109,354	108,700	107,393	107,906	108,230	108,122	108,230	107,691	107,799	107,742	107,528	107,315	107,315	107,101	106,780	106,715	106,503	106,291		105,868	105,551	105,022	104,531	104,321		103,901	103,692	103,377		102,327	102,195	102,403	102,091	102,091	101,049	99,695	99,209	98,381	96,620	94,860	95,067	96,827	97,967	98,476	97,967	98,374	99,289	100,000
C000207660
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 14,789	14,675	14,601	14,558	14,542	14,429	14,328	14,276	14,134	14,086	13,887	13,702	13,575	13,519	13,421	13,420	13,278	13,222	13,140	12,872	12,686	12,832	12,806	12,752	12,628	12,445	12,419	12,328	12,498	12,511	12,211	12,186	12,134	12,031	12,264	12,134	12,000	12,271	12,477	12,671	12,696	12,800	12,890	12,885	12,966	12,862	12,793	12,758	12,770	12,701	12,701	12,690	12,747	12,563	12,437	12,304	12,001	11,956	11,888	11,540	11,321	10,953	10,819	10,585	11,399		11,399	11,310	11,252	11,252	11,208	11,197	11,142	11,069	10,961	10,983	10,918	10,832	10,767	10,638	10,690	10,722	10,711	10,722	10,679	10,690	10,686	10,676	10,654	10,654	10,633	10,612	10,601	10,580	10,569		10,527	10,496	10,454	10,407	10,387		10,345	10,324	10,293		10,198	10,181	10,213	10,181	10,181	10,077	9,942	9,897	9,814	9,638	9,463	9,494	9,669	9,787	9,837	9,787	9,827	9,919	10,000
C000217746
Account Value [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Account Value	$ 11,120	11,041	11,016	10,932	10,938	10,873	10,811	10,797	10,724	10,737	10,653	10,604	10,491	10,434	10,375	10,391	10,322	10,320	10,272	10,118	10,002	9,970	9,913	9,889	9,777	9,793	9,786	9,735	9,733	9,750	9,612	9,552	9,446	9,353	9,560	9,654	9,541	9,748	9,782	9,856	9,874	9,950	10,022	10,010	10,031	10,094	10,114	10,114	10,088	10,065	10,054	10,012	9,999	10,005	9,995	9,959	9,869	9,859	9,838	9,788	9,709	9,633	9,576	9,400	9,698	$ 9,747
C000217747
Account Value [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Account Value	$ 10,998	10,917	10,891	10,830	10,823	10,782	10,718	10,716	10,641	10,655	10,593	10,543	10,427	10,380	10,320	10,349	10,278	10,276	10,239	10,093	9,986	9,953	9,907	9,882	9,771	9,801	9,806	9,754	9,763	9,781	9,651	9,600	9,492	9,407	9,619	9,726	9,610	9,823	9,867	9,944	9,972	10,061	10,134	10,133	10,155	10,229	10,250	10,250	10,239	10,225	10,214	10,181	10,168	10,184	10,184	10,147	10,065	10,065	10,043	9,992	9,921	9,844	9,805	9,635	9,950	10,000
C000217745
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 116,158	115,214	114,953	114,088	114,018	113,477	112,709	112,564	111,807	111,818	111,075	110,448	109,281	108,561	107,953	108,122	107,284	107,141	106,648	105,055	103,859	103,531	102,944	102,575	101,418	101,582	101,505	100,863	100,840	101,014	99,472	98,958	97,760	96,800	98,830	99,909	98,515	100,655	100,998	101,765	101,841	102,728	103,466	103,245	103,461	103,998	104,208	104,103	103,913	103,669	103,461	103,025	102,892	102,848	102,746	102,378	101,455	101,357	101,138	100,522	99,712	99,038	98,347	96,549	99,600	100,000
C000217748
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 11,331	11,237	11,212	11,126	11,119	11,065	10,988	10,974	10,886	10,900	10,826	10,764	10,648	10,576	10,516	10,533	10,449	10,435	10,386	10,240	10,425	10,380	10,322	10,285	10,171	10,187	10,179	10,115	10,113	10,130	9,977	9,926	9,796	9,701	9,913	10,010	9,884	10,087	10,121	10,198	10,205	10,294	10,367	10,345	10,367	10,420	10,441	10,431	10,412	10,387	10,366	10,323	10,299	10,305	10,295	10,248	10,156	10,146	10,114	10,052	9,981	9,904	9,845	9,655	9,960	10,000
AMERICAN BEACON INDEX: S&P 500 TR (DVK7)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 31,237	29,726	27,965	28,156	29,838	30,232	29,413	30,131	28,461	28,721	28,120	27,454	27,124	26,185	24,948	26,010	25,199	23,922	23,527	22,504	20,621	21,064	22,118	22,476	21,777	20,427	20,339	20,026	19,317	19,800	18,629	19,768	18,722	17,320	19,077	19,888	18,209	19,847	19,811	21,703	20,926	21,572	22,750	21,774	21,926	20,490	21,490	20,855	20,371	19,907	19,769	18,767	17,980	17,497	17,676	17,021	15,342	15,761	16,384	15,285	14,469	14,187	13,542	12,003	13,695		14,923	14,929	14,492	13,984	13,687	13,436	13,652	13,459	12,573	13,426	12,904	12,658	12,264	11,354	12,481	12,232	13,129	13,055	12,643	12,189	12,115	11,830	11,784	12,092	12,554	11,875	11,744	11,395	11,135		10,910	10,876	10,657	10,591	10,444		10,338	10,326	9,932	10,000
AMERICAN BEACON INDEX: S&P 500 TR (DVK7)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 31,237	29,726	27,965	28,156	29,838	30,232	29,413	30,131	28,461	28,721	28,120	27,454	27,124	26,185	24,948	26,010	25,199	23,922	23,527	22,504	20,621	21,064	22,118	22,476	21,777	20,427	20,339	20,026	19,317	19,800	18,629	19,768	18,722	17,320	19,077	19,888	18,209	19,847	19,811	21,703	20,926	21,572	22,750	21,774	21,926	20,490	21,490	20,855	20,371	19,907	19,769	18,767	17,980	17,497	17,676	17,021	15,342	15,761	16,384	15,285	14,469	14,187	13,542	12,003	13,695		14,923	14,929	14,492	13,984	13,687	13,436	13,652	13,459	12,573	13,426	12,904	12,658	12,264	11,354	12,481	12,232	13,129	13,055	12,643	12,189	12,115	11,830	11,784	12,092	12,554	11,875	11,744	11,395	11,135		10,910	10,876	10,657	10,591	10,444		10,338	10,326	9,932	10,000
AMERICAN BEACON INDEX: S&P 500 TR (DVK7)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 780,933	743,142	699,135	703,908	745,938	755,799	735,322	753,279	711,513	718,024	703,010	686,361	678,107	654,618	623,692	650,251	629,982	598,049	588,165	562,606	515,525	526,598	552,962	561,908	544,419	510,676	508,466	500,651	482,921	494,999	465,735	494,208	468,052	432,996	476,919	497,196	455,222	496,179	495,270	542,585	523,160	539,307	568,738	544,343	548,141	512,251	537,238	521,385	509,287	497,669	494,217	469,178	449,492	437,430	441,891	425,530	383,546	394,025	409,588	382,120	361,725	354,671	338,547	300,079	342,365		373,076	373,223	362,288	349,598	342,187	335,902	341,308	336,472	314,320	335,650	322,589	316,440	306,595	283,849	312,022	305,790	328,224	326,367	316,068	304,727	302,863	295,741	294,611	302,293	313,861	296,864	293,600	284,863	278,368		272,742	271,909	266,431	264,778	261,103		258,449	258,148	248,289	250,000
AMERICAN BEACON INDEX: S&P 500 TR (DVK7)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 312,373	297,257	279,654	281,563	298,375	302,320	294,129	301,312	284,605	287,210	281,204	274,544	271,243	261,847	249,477	260,101	251,993	239,220	235,266	225,042	206,210	210,639	221,185	224,763	217,767	204,270	203,386	200,260	193,168	197,999	186,294	197,683	187,221	173,198	190,768	198,878	182,089	198,472	198,108	217,034	209,264	215,723	227,495	217,737	219,256	204,901	214,895	208,554	203,715	199,068	197,687	187,671	179,797	174,972	176,757	170,212	153,418	157,610	163,835	152,848	144,690	141,868	135,419	120,031	136,946		149,231	149,289	144,915	139,839	136,875	134,361	136,523	134,589	125,728	134,260	129,035	126,576	122,638	113,540	124,809	122,316	131,290	130,547	126,427	121,891	121,145	118,297	117,844	120,917	125,544	118,746	117,440	113,945	111,347		109,097	108,764	106,572	105,911	104,441		103,380	103,259	99,316	100,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 31,237	29,726	27,965	28,156	29,838	30,232	29,413	30,131	28,461	28,721	28,120	27,454	27,124	26,185	24,948	26,010	25,199	23,922	23,527	22,504	20,621	21,064	22,118	22,476	21,777	20,427	20,339	20,026	19,317	19,800	18,629	19,768	18,722	17,320	19,077	19,888	18,209	19,847	19,811	21,703	20,926	21,572	22,750	21,774	21,926	20,490	21,490	20,855	20,371	19,907	19,769	18,767	17,980	17,497	17,676	17,021	15,342	15,761	16,384	15,285	14,469	14,187	13,542	12,003	13,695		14,923	14,929	14,492	13,984	13,687	13,436	13,652	13,459	12,573	13,426	12,904	12,658	12,264	11,257	12,481	12,232	13,129	13,055	12,643	12,189	12,115	11,830	11,784	12,092	12,554	11,875	11,744	11,395	11,135		10,910	10,876	10,657	10,591	10,444		10,338	10,326	9,932	10,000
AMERICAN BEACON INDEX: S&P 500 TR (DVK7)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 31,237	29,726	27,965	28,156	29,838	30,232	29,413	30,131	28,461	28,721	28,120	27,454	27,124	26,185	24,948	26,010	25,199	23,922	23,527	22,504	20,621	21,064	22,118	22,476	21,777	20,427	20,339	20,026	19,317	19,800	18,629	19,768	18,722	17,320	19,077	19,888	18,209	19,847	19,811	21,703	20,926	21,572	22,750	21,774	21,926	20,490	21,490	20,855	20,371	19,907	19,769	18,767	17,980	17,497	17,676	17,021	15,342	15,761	16,384	15,285	14,469	14,187	13,542	12,003	13,695		14,923	14,929	14,492	13,984	13,687	13,436	13,652	13,459	12,573	13,426	12,904	12,658	12,264	11,354	12,481	12,232	13,129	13,055	12,643	12,189	12,115	11,830	11,784	12,092	12,554	11,875	11,744	11,395	11,135		10,910	10,876	10,657	10,591	10,444		10,338	10,326	9,932	$ 10,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 11,892	11,780	11,819	11,703	11,752	11,613	11,568	11,657	11,520	11,678	11,544	11,419	11,203	11,107	11,009	11,189	11,089	11,166	11,188	10,841	10,481	10,556	10,741	10,755	10,751	10,758	10,800	10,745	10,512	10,682	10,442	10,566	10,304	10,339	10,682	10,968	10,696	10,861	10,876	11,176	11,422	11,576	11,761	11,809	11,725	11,756	11,868	11,892	11,746	11,689	11,663	11,633	11,679	11,863	11,927	11,891	11,823	11,822	11,779	11,865	11,737	11,679	11,646	11,460	11,641		11,501	11,297	11,320	11,333	11,353	11,406	11,153	11,066	10,913	10,758	10,751	10,562	10,550	10,439	10,290	10,240	10,260	10,300	10,268	10,265	10,246	10,208	10,246	10,162	10,185	10,258	10,235	10,219	10,177		10,224	10,131	10,098	10,127	10,068	10,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 11,892	11,780	11,819	11,703	11,752	11,613	11,568	11,657	11,520	11,678	11,544	11,419	11,203	11,107	11,009	11,189	11,089	11,166	11,188	10,841	10,481	10,556	10,741	10,755	10,751	10,758	10,800	10,745	10,512	10,682	10,442	10,566	10,304	10,339	10,682	10,968	10,696	10,861	10,876	11,176	11,422	11,576	11,761	11,809	11,725	11,756	11,868	11,892	11,746	11,689	11,663	11,633	11,679	11,863	11,927	11,891	11,823	11,822	11,779	11,865	11,737	11,679	11,646	11,460	11,641		11,501	11,297	11,320	11,333	11,353	11,406	11,153	11,066	10,913	10,758	10,751	10,562	10,550	10,439	10,290	10,240	10,260	10,300	10,268	10,265	10,246	10,208	10,246	10,162	10,185	10,258	10,235	10,219	10,177		10,224	10,131	10,098	10,127	10,068	10,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 297,309	294,489	295,466	292,585	293,811	290,316	289,195	291,432	288,010	291,961	288,612	285,485	280,075	277,665	275,230	279,734	277,234	279,149	279,698	271,036	262,027	263,900	268,531	268,869	268,782	268,942	270,006	268,622	262,795	267,055	261,042	264,160	257,596	258,480	267,053	274,212	267,401	271,521	271,896	279,405	285,561	289,410	294,030	295,227	293,136	293,905	296,706	297,302	293,652	292,227	291,576	290,816	291,966	296,579	298,179	297,265	295,579	295,557	294,482	296,631	293,424	291,967	291,142	286,504	291,033		287,514	282,418	282,998	283,331	283,821	285,142	278,819	276,642	272,817	268,946	268,786	264,057	263,740	260,976	257,260	256,007	256,509	257,493	256,704	256,634	256,157	255,204	256,157	254,050	254,624	256,455	255,883	255,487	254,414		255,594	253,286	252,456	253,165	251,695	250,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 118,924	117,796	118,186	117,034	117,524	116,126	115,678	116,573	115,204	116,785	115,445	114,194	112,030	111,066	110,092	111,894	110,894	111,660	111,879	108,414	104,811	105,560	107,412	107,548	107,513	107,577	108,002	107,449	105,118	106,822	104,417	105,664	103,038	103,392	106,821	109,685	106,960	108,609	108,758	111,762	114,224	115,764	117,612	118,091	117,255	117,562	118,682	118,921	117,461	116,891	116,630	116,326	116,786	118,632	119,272	118,906	118,231	118,223	117,793	118,653	117,370	116,787	116,457	114,602	116,413		115,006	112,967	113,199	113,332	113,528	114,057	111,528	110,657	109,127	107,579	107,515	105,623	105,496	104,390	102,904	102,403	102,603	102,997	102,682	102,654	102,463	102,081	102,463	101,620	101,850	102,582	102,353	102,195	101,766		102,238	101,314	100,982	101,266	100,678	100,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 11,892	11,780	11,819	11,703	11,752	11,613	11,568	11,657	11,520	11,678	11,544	11,419	11,203	11,107	11,009	11,189	11,089	11,166	11,188	10,841	10,481	10,556	10,741	10,755	10,751	10,758	10,800	10,745	10,512	10,682	10,442	10,566	10,304	10,339	10,682	10,968	10,696	10,861	10,876	11,176	11,422	11,576	11,761	11,809	11,725	11,756	11,868	11,892	11,746	11,689	11,663	11,633	11,679	11,863	11,927	11,891	11,823	11,822	11,779	11,865	11,737	11,679	11,646	11,460	11,641		11,501	11,297	11,320	11,333	11,353	11,406	11,153	11,066	10,913	10,758	10,751	10,562	10,550	10,439	10,290	10,240	10,260	10,300	10,268	10,265	10,246	10,208	10,246	10,162	10,185	10,258	10,235	10,219	10,177		10,224	10,131	10,098	10,127	10,068	10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 28,336	26,965	25,368	25,541	27,066	27,424	26,681	27,333	25,817	26,053	25,509	24,905	24,605	23,753	22,631	23,594	22,859	21,700	21,342	20,414	18,706	19,108	20,064	20,389	19,754	18,530	18,450	18,166	17,523	17,961	16,899	17,932	16,983	15,711	17,305	18,041	16,518	18,004	17,971	19,688	18,983	19,569	20,637	19,751	19,889	18,587	19,494	18,918	18,479	18,058	17,933	17,024	16,310	15,872	16,034	15,440	13,917	14,297	14,862	13,865	13,125	12,869	12,284	10,888	12,423		13,537	13,542	13,146	12,685	12,416	12,188	12,384	12,209	11,405	12,179	11,705	11,482	11,125	10,211	11,322	11,096	11,910	11,842	11,468	11,057	10,989	10,731	10,690	10,969	11,388	10,772	10,653	10,336	10,101	10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 28,336	26,965	25,368	25,541	27,066	27,424	26,681	27,333	25,817	26,053	25,509	24,905	24,605	23,753	22,631	23,594	22,859	21,700	21,342	20,414	18,706	19,108	20,064	20,389	19,754	18,530	18,450	18,166	17,523	17,961	16,899	17,932	16,983	15,711	17,305	18,041	16,518	18,004	17,971	19,688	18,983	19,569	20,637	19,751	19,889	18,587	19,494	18,918	18,479	18,058	17,933	17,024	16,310	15,872	16,034	15,440	13,917	14,297	14,862	13,865	13,125	12,869	12,284	10,888	12,423		13,537	13,542	13,146	12,685	12,416	12,188	12,384	12,209	11,405	12,179	11,705	11,482	11,125	10,211	11,322	11,096	11,910	11,842	11,468	11,057	10,989	10,731	10,690	10,969	11,388	10,772	10,653	10,336	10,101	10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 708,402	674,121	634,202	638,531	676,657	685,603	667,028	683,317	645,430	651,336	637,717	622,614	615,126	593,819	565,766	589,858	571,471	542,504	533,538	510,353	467,645	477,689	501,604	509,720	493,855	463,246	461,241	454,152	438,069	449,025	422,479	448,308	424,580	392,780	432,624	451,018	412,943	450,095	449,271	492,191	474,570	489,218	515,915	493,786	497,231	464,675	487,341	472,961	461,986	451,447	448,316	425,602	407,745	396,803	400,850	386,008	347,923	357,429	371,546	346,630	328,129	321,730	307,104	272,208	310,567		338,426	338,559	328,640	317,129	310,405	304,704	309,608	305,222	285,127	304,476	292,628	287,050	278,120	255,285	283,042	277,389	297,740	296,055	286,712	276,425	274,734	268,274	267,248	274,217	284,711	269,293	266,331	258,406	252,514	250,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 283,361	269,648	253,681	255,413	270,663	274,241	266,811	273,327	258,172	260,535	255,087	249,046	246,051	237,528	226,306	235,943	228,589	217,002	213,415	204,141	187,058	191,076	200,642	203,888	197,542	185,298	184,496	181,661	175,228	179,610	168,991	179,323	169,832	157,112	173,050	180,407	165,177	180,038	179,708	196,876	189,828	195,687	206,366	197,514	198,892	185,870	194,937	189,184	184,794	180,579	179,326	170,241	163,098	158,721	160,340	154,403	139,169	142,972	148,619	138,652	131,251	128,692	122,841	108,883	124,227		135,371	135,424	131,456	126,851	124,162	121,882	123,843	122,089	114,051	121,790	117,051	114,820	111,248	102,114	113,217	110,956	119,096	118,422	114,685	110,570	109,894	107,310	106,899	109,687	113,884	107,717	106,533	103,362	101,006	100,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 28,336	26,965	25,368	25,541	27,066	27,424	26,681	27,333	25,817	26,053	25,509	24,905	24,605	23,753	22,631	23,594	22,859	21,700	21,342	20,414	18,706	19,108	20,064	20,389	19,754	18,530	18,450	18,166	17,523	17,961	16,899	17,932	16,983	15,711	17,305	18,041	16,518	18,004	17,971	19,688	18,983	19,569	20,637	19,751	19,889	18,587	19,494	18,918	18,479	18,058	17,933	17,024	16,310	15,872	16,034	15,440	13,917	14,297	14,862	13,865	13,125	12,869	12,284	10,888	12,423		13,537	13,542	13,146	12,685	12,416	12,188	12,384	12,209	11,405	12,179	11,705	11,482	11,125	10,211	11,322	11,096	11,910	11,842	11,468	11,057	10,989	10,731	10,690	10,969	11,388	10,772	10,653	10,336	10,101	10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 28,336	26,965	25,368	25,541	27,066	27,424	26,681	27,333	25,817	26,053	25,509	24,905	24,605	23,753	22,631	23,594	22,859	21,700	21,342	20,414	18,706	19,108	20,064	20,389	19,754	18,530	18,450	18,166	17,523	17,961	16,899	17,932	16,983	15,711	17,305	18,041	16,518	18,004	17,971	19,688	18,983	19,569	20,637	19,751	19,889	18,587	19,494	18,918	18,479	18,058	17,933	17,024	16,310	15,872	16,034	15,440	13,917	14,297	14,862	13,865	13,125	12,869	12,284	10,888	12,423		13,537	13,542	13,146	12,685	12,416	12,188	12,384	12,209	11,405	12,179	11,705	11,482	11,125	10,211	11,322	11,096	11,910	11,842	11,468	11,057	10,989	10,731	10,690	10,969	11,388	10,772	10,653	10,336	10,101	10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 28,336	26,965	25,368	25,541	27,066	27,424	26,681	27,333	25,817	26,053	25,509	24,905	24,605	23,753	22,631	23,594	22,859	21,700	21,342	20,414	18,706	19,108	20,064	20,389	19,754	18,530	18,450	18,166	17,523	17,961	16,899	17,932	16,983	15,711	17,305	18,041	16,518	18,004	17,971	19,688	18,983	19,569	20,637	19,751	19,889	18,587	19,494	18,918	18,479	18,058	17,933	17,024	16,310	15,872	16,034	15,440	13,917	14,297	14,862	13,865	13,125	12,869	12,284	10,888	12,423		13,537	13,542	13,146	12,685	12,416	12,188	12,384	12,209	11,405	12,179	11,705	11,482	11,125	10,211	11,322	11,096	11,910	11,842	11,468	11,057	10,989	10,731	10,690	10,969	11,388	10,772	10,653	10,336	10,101	10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 28,336	26,965	25,368	25,541	27,066	27,424	26,681	27,333	25,817	26,053	25,509	24,905	24,605	23,753	22,631	23,594	22,859	21,700	21,342	20,414	18,706	19,108	20,064	20,389	19,754	18,530	18,450	18,166	17,523	17,961	16,899	17,932	16,983	15,711	17,305	18,041	16,518	18,004	17,971	19,688	18,983	19,569	20,637	19,751	19,889	18,587	19,494	18,918	18,479	18,058	17,933	17,024	16,310	15,872	16,034	15,440	13,917	14,297	14,862	13,865	13,125	12,869	12,284	10,888	12,423		13,537	13,542	13,146	12,685	12,416	12,188	12,384	12,209	11,405	12,179	11,705	11,482	11,125	10,211	11,322	11,096	11,910	11,842	11,468	11,057	10,989	10,731	10,690	10,969	11,388	10,772	10,653	10,336	10,101	10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 708,402	674,121	634,202	638,531	676,657	685,603	667,028	683,317	645,430	651,336	637,717	622,614	615,126	593,819	565,766	589,858	571,471	542,504	533,538	510,353	467,645	477,689	501,604	509,720	493,855	463,246	461,241	454,152	438,069	449,025	422,479	448,308	424,580	392,780	432,624	451,018	412,943	450,095	449,271	492,191	474,570	489,218	515,915	493,786	497,231	464,675	487,341	472,961	461,986	451,447	448,316	425,602	407,745	396,803	400,850	386,008	347,923	357,429	371,546	346,630	328,129	321,730	307,104	272,208	310,567		338,426	338,559	328,640	317,129	310,405	304,704	309,608	305,222	285,127	304,476	292,628	287,050	278,120	255,285	283,042	277,389	297,740	296,055	286,712	276,425	274,734	268,274	267,248	274,217	284,711	269,293	266,331	258,406	252,514	250,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 283,361	269,648	253,681	255,413	270,663	274,241	266,811	273,327	258,172	260,535	255,087	249,046	246,051	237,528	226,306	235,943	228,589	217,002	213,415	204,141	187,058	191,076	200,642	203,888	197,542	185,298	184,496	181,661	175,228	179,610	168,991	179,323	169,832	157,112	173,050	180,407	165,177	180,038	179,708	196,876	189,828	195,687	206,366	197,514	198,892	185,870	194,937	189,184	184,794	180,579	179,326	170,241	163,098	158,721	160,340	154,403	139,169	142,972	148,619	138,652	131,251	128,692	122,841	108,883	124,227		135,371	135,424	131,456	126,851	124,162	121,882	123,843	122,089	114,051	121,790	117,051	114,820	111,248	102,114	113,217	110,956	119,096	118,422	114,685	110,570	109,894	107,310	106,899	109,687	113,884	107,717	106,533	103,362	101,006	100,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 28,336	26,965	25,368	25,541	27,066	27,424	26,681	27,333	25,817	26,053	25,509	24,905	24,605	23,753	22,631	23,594	22,859	21,700	21,342	20,414	18,706	19,108	20,064	20,389	19,754	18,530	18,450	18,166	17,523	17,961	16,899	17,932	16,983	15,711	17,305	18,041	16,518	18,004	17,971	19,688	18,983	19,569	20,637	19,751	19,889	18,587	19,494	18,918	18,479	18,058	17,933	17,024	16,310	15,872	16,034	15,440	13,917	14,297	14,862	13,865	13,125	12,869	12,284	10,888	12,423		13,537	13,542	13,146	12,685	12,416	12,188	12,384	12,209	11,405	12,179	11,705	11,482	11,125	10,211	11,322	11,096	11,910	11,842	11,468	11,057	10,989	10,731	10,690	10,969	11,388	10,772	10,653	10,336	10,101	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 297,594	293,087	295,201	294,045	293,935	287,607	286,089	290,849	287,806	295,125	291,226	287,100	280,547	277,916	273,283	280,365	277,799	281,781	282,556	272,139	260,349	264,524	271,421	273,166	273,356	274,335	277,355	275,684	268,854	275,990	267,753	268,966	259,426	262,830	274,699	282,686	275,944	280,342	278,546	289,533	297,807	301,167	307,798	308,587	307,677	307,762	310,450	311,042	307,603	305,457	304,462	302,075	305,895	310,377	312,618	312,188	309,155	310,541	310,712	313,240	308,630	306,698	305,277	299,945	301,721		296,386	290,790	290,993	291,141	290,267	291,821	284,450	283,826	280,306	275,417	275,346	270,159	270,315	267,475	262,650	261,091	263,171	264,877	263,183	263,120	263,444	261,578	263,538	261,858	264,364	267,445	266,223	266,565	266,411		267,685	265,306	264,169	264,435	262,415		260,406	260,542	258,803		258,296	257,932	264,181	266,217	266,374	266,679	265,003	260,326	260,259	259,264	256,907	255,097	251,634	252,450	253,119	253,077	251,376	251,738	250,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 119,038	117,235	118,080	117,618	117,574	115,043	114,436	116,340	115,122	118,050	116,490	114,840	112,219	111,166	109,313	112,146	111,120	112,712	113,023	108,856	104,140	105,809	108,568	109,266	109,342	109,734	110,942	110,274	107,542	110,396	107,101	107,586	103,770	105,132	109,879	113,075	110,378	112,137	111,418	115,813	119,123	120,467	123,119	123,435	123,071	123,105	124,180	124,417	123,041	122,183	121,785	120,830	122,358	124,151	125,047	124,875	123,662	124,217	124,285	125,296	123,452	122,679	122,111	119,978	120,688		118,554	116,316	116,397	116,456	116,107	116,728	113,780	113,530	112,122	110,167	110,139	108,064	108,126	106,990	105,060	104,436	105,268	105,951	105,273	105,248	105,378	104,631	105,415	104,743	105,746	106,978	106,489	106,626	106,564		107,074	106,122	105,668	105,774	104,966		104,162	104,217	103,521		103,318	103,173	105,672	106,487	106,549	106,671	106,001	104,130	104,104	103,705	102,763	102,039	100,654	100,980	101,247	101,231	100,551	100,695	100,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,343	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069		11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656		10,707	10,612	10,567	10,577	10,497		10,416	10,422	10,352		10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 10,329	10,231	10,265	10,164	10,207	10,086	10,047	10,124	10,006	10,143	10,026	9,918	9,730	9,646	9,562	9,718	9,631	9,698	9,717	9,416	9,103	9,168	9,329	9,341	9,338	9,343	9,380	9,332	9,130	9,278	9,069	9,177	8,949	8,980	9,278	9,526	9,290	9,433	9,446	9,707	9,920	10,054	10,215	10,256	10,184	10,210	10,308	10,328	10,202	10,152	10,129	10,103	10,143	10,303	10,359	10,327	10,268	10,268	10,230	10,305	10,194	10,143	10,114	9,953	10,111	10,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 10,329	10,231	10,265	10,164	10,207	10,086	10,047	10,124	10,006	10,143	10,026	9,918	9,730	9,646	9,562	9,718	9,631	9,698	9,717	9,416	9,103	9,168	9,329	9,341	9,338	9,343	9,380	9,332	9,130	9,278	9,069	9,177	8,949	8,980	9,278	9,526	9,290	9,433	9,446	9,707	9,920	10,054	10,215	10,256	10,184	10,210	10,308	10,328	10,202	10,152	10,129	10,103	10,143	10,303	10,359	10,327	10,268	10,268	10,230	10,305	10,194	10,143	10,114	9,953	10,111	10,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 103,286	102,306	102,646	101,645	102,071	100,856	100,467	101,244	100,056	101,428	100,265	99,178	97,299	96,462	95,616	97,180	96,312	96,977	97,168	94,159	91,029	91,680	93,288	93,406	93,376	93,431	93,801	93,320	91,296	92,776	90,687	91,770	89,489	89,797	92,775	95,262	92,896	94,327	94,457	97,066	99,205	100,542	102,147	102,563	101,836	102,103	103,076	103,283	102,015	101,520	101,294	101,030	101,430	103,032	103,588	103,271	102,685	102,677	102,304	103,050	101,936	101,430	101,144	99,532	101,106	100,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 10,329	10,231	10,265	10,164	10,207	10,086	10,047	10,124	10,006	10,143	10,026	9,918	9,730	9,646	9,562	9,718	9,631	9,698	9,717	9,416	9,103	9,168	9,329	9,341	9,338	9,343	9,380	9,332	9,130	9,278	9,069	9,177	8,949	8,980	9,278	9,526	9,290	9,433	9,446	9,707	9,920	10,054	10,215	10,256	10,184	10,210	10,308	10,328	10,202	10,152	10,129	10,103	10,143	10,303	10,359	10,327	10,268	10,268	10,230	10,305	10,194	10,143	10,114	9,953	10,111	10,000
AMERICAN BEACON INDEX: ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Account Value	$ 12,263	12,218	12,176	12,133	12,087	12,048	12,004	11,953	11,907	11,859	11,799	11,742	11,688	11,636	11,584	11,534	11,481	11,434	11,381	11,328	11,277	11,224	11,176	11,126	11,079	11,030	10,984	10,947	10,902	10,868	10,826	10,790	10,765	10,739	10,726	10,705	10,696	10,697	10,690	10,691	10,695	10,697	10,697	10,696	10,696	10,694	10,694	10,693	10,691	10,690	10,687	10,685	10,684	10,681	10,679	10,677	10,675	10,673	10,671	10,668	10,664	10,660	10,651	10,617	10,607		10,585	10,564	10,547	10,531	10,508	10,488	10,465	10,444	10,418	10,394	10,371	10,347	10,323	10,296	10,274	10,256	10,239	10,220	10,199	10,179	10,160	10,139	10,120	10,109	10,100	10,087	10,079	10,069	10,058		10,048	10,037	10,026	10,017	10,008	10,000
AMERICAN BEACON INDEX: ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Account Value	$ 12,263	12,218	12,176	12,133	12,087	12,048	12,004	11,953	11,907	11,859	11,799	11,742	11,688	11,636	11,584	11,534	11,481	11,434	11,381	11,328	11,277	11,224	11,176	11,126	11,079	11,030	10,984	10,947	10,902	10,868	10,826	10,790	10,765	10,739	10,726	10,705	10,696	10,697	10,690	10,691	10,695	10,697	10,697	10,696	10,696	10,694	10,694	10,693	10,691	10,690	10,687	10,685	10,684	10,681	10,679	10,677	10,675	10,673	10,671	10,668	10,664	10,660	10,651	10,617	10,607		10,585	10,564	10,547	10,531	10,508	10,488	10,465	10,444	10,418	10,394	10,371	10,347	10,323	10,296	10,274	10,256	10,239	10,220	10,199	10,179	10,160	10,139	10,120	10,109	10,100	10,087	10,079	10,069	10,058		10,048	10,037	10,026	10,017	10,008	10,000
AMERICAN BEACON INDEX: ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Account Value	$ 306,582	305,437	304,396	303,316	302,184	301,195	300,089	298,813	297,681	296,471	294,961	293,556	292,189	290,888	289,587	288,337	287,023	285,839	284,525	283,197	281,935	280,608	279,397	278,148	276,964	275,754	274,608	273,671	272,552	271,693	270,639	269,754	269,117	268,466	268,141	267,620	267,399	267,412	267,256	267,269	267,373	267,412	267,425	267,399	267,386	267,360	267,347	267,321	267,269	267,243	267,178	267,126	267,087	267,035	266,969	266,917	266,878	266,813	266,761	266,696	266,605	266,501	266,267	265,434	265,174		264,627	264,107	263,677	263,261	262,701	262,207	261,634	261,087	260,450	259,838	259,266	258,680	258,068	257,405	256,845	256,390	255,960	255,505	254,984	254,477	253,995	253,462	253,006	252,720	252,499	252,173	251,965	251,731	251,458		251,197	250,911	250,638	250,429	250,208	250,000
AMERICAN BEACON INDEX: ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Account Value	$ 122,633	122,175	121,758	121,326	120,873	120,478	120,035	119,525	119,072	118,588	117,984	117,422	116,876	116,355	115,835	115,335	114,809	114,336	113,810	113,279	112,774	112,243	111,759	111,259	110,785	110,301	109,843	109,469	109,021	108,677	108,256	107,902	107,647	107,386	107,256	107,048	106,960	106,965	106,902	106,907	106,949	106,965	106,970	106,960	106,954	106,944	106,939	106,928	106,907	106,897	106,871	106,850	106,835	106,814	106,788	106,767	106,751	106,725	106,704	106,678	106,642	106,600	106,507	106,174	106,069		105,851	105,643	105,471	105,304	105,080	104,883	104,654	104,435	104,180	103,935	103,706	103,472	103,227	102,962	102,738	102,556	102,384	102,202	101,994	101,791	101,598	101,385	101,202	101,088	100,999	100,869	100,786	100,692	100,583		100,479	100,364	100,255	100,172	100,083	100,000
AMERICAN BEACON INDEX: ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Account Value	$ 12,263	12,218	12,176	12,133	12,087	12,048	12,004	11,953	11,907	11,859	11,799	11,742	11,688	11,636	11,584	11,534	11,481	11,434	11,381	11,328	11,277	11,224	11,176	11,126	11,079	11,030	10,984	10,947	10,902	10,868	10,826	10,790	10,765	10,739	10,726	10,705	10,696	10,697	10,690	10,691	10,695	10,697	10,697	10,696	10,696	10,694	10,694	10,693	10,691	10,690	10,687	10,685	10,684	10,681	10,679	10,677	10,675	10,673	10,671	10,668	10,664	10,660	10,651	10,617	10,607		10,585	10,564	10,547	10,531	10,508	10,488	10,465	10,444	10,418	10,394	10,371	10,347	10,323	10,296	10,274	10,256	10,239	10,220	10,199	10,179	10,160	10,139	10,120	10,109	10,100	10,087	10,079	10,069	10,058		10,048	10,037	10,026	10,017	10,008	$ 10,000
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 17,688	16,923	16,009	16,486	17,434	18,103	17,507	18,861	17,332	17,553	17,308	17,308	16,012	16,341	15,680	16,732	15,947	15,332	15,775	14,276	13,089	13,867	14,651	15,237	14,394	13,219	13,607	13,791	14,536	14,960	13,601	14,460	13,769	12,454	13,855	14,304	13,041	14,644	14,369	15,414	15,095	14,853	15,649	14,875	15,411	14,712	15,115	14,803	15,023	15,224	14,921	14,307	13,631	12,517	12,246	11,450	9,745	9,530	9,911	9,481	9,204	9,036	8,641	7,632	10,166		11,251	11,677	11,335	11,063	10,906	10,429	10,963	10,892	10,230	11,064	10,689	10,834	10,506	9,450	10,624	10,427	11,402	11,584	11,326	11,105	11,047	10,611	10,497	10,382	10,918	10,782	10,740	10,399	10,343	10,000
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 17,688	16,923	16,009	16,486	17,434	18,103	17,507	18,861	17,332	17,553	17,308	17,308	16,012	16,341	15,680	16,732	15,947	15,332	15,775	14,276	13,089	13,867	14,651	15,237	14,394	13,219	13,607	13,791	14,536	14,960	13,601	14,460	13,769	12,454	13,855	14,304	13,041	14,644	14,369	15,414	15,095	14,853	15,649	14,875	15,411	14,712	15,115	14,803	15,023	15,224	14,921	14,307	13,631	12,517	12,246	11,450	9,745	9,530	9,911	9,481	9,204	9,036	8,641	7,632	10,166		11,251	11,677	11,335	11,063	10,906	10,429	10,963	10,892	10,230	11,064	10,689	10,834	10,506	9,450	10,624	10,427	11,402	11,584	11,326	11,105	11,047	10,611	10,497	10,382	10,918	10,782	10,740	10,399	10,343	10,000
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 442,198	423,071	400,226	412,154	435,842	452,576	437,679	471,528	433,300	438,831	432,693	432,710	400,294	408,524	392,002	418,303	398,663	383,298	394,364	356,911	327,216	346,667	366,269	380,935	359,841	330,465	340,173	344,767	363,410	373,998	340,024	361,511	344,220	311,347	346,375	357,591	326,030	366,100	359,223	385,341	377,384	371,329	391,213	371,867	385,278	367,812	377,887	370,084	375,582	380,611	373,035	357,683	340,769	312,921	306,159	286,251	243,623	238,243	247,780	237,014	230,093	225,889	216,024	190,796	254,161		281,287	291,921	283,364	276,578	272,650	260,721	274,066	272,295	255,750	276,610	267,237	270,852	262,650	236,249	265,609	260,687	285,058	289,590	283,150	277,637	276,172	265,264	262,413	259,560	272,958	269,561	268,492	259,979	258,569	250,000
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 176,879	169,228	160,090	164,862	174,337	181,030	175,071	188,611	173,320	175,532	173,077	173,084	160,117	163,409	156,801	167,321	159,465	153,319	157,745	142,764	130,886	138,667	146,508	152,374	143,936	132,186	136,069	137,907	145,364	149,599	136,009	144,604	137,688	124,539	138,550	143,037	130,412	146,440	143,689	154,136	150,954	148,532	156,485	148,747	154,111	147,125	151,155	148,033	150,233	152,245	149,214	143,073	136,308	125,168	122,464	114,500	97,449	95,297	99,112	94,806	92,037	90,356	86,410	76,318	101,664		112,515	116,768	113,346	110,631	109,060	104,288	109,626	108,918	102,300	110,644	106,895	108,341	105,060	94,500	106,244	104,275	114,023	115,836	113,260	111,055	110,469	106,106	104,965	103,824	109,183	107,824	107,397	103,992	103,428	100,000
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 17,688	16,923	16,009	16,486	17,434	18,103	17,507	18,861	17,332	17,553	17,308	17,308	16,012	16,341	15,680	16,732	15,947	15,332	15,775	14,276	13,089	13,867	14,651	15,237	14,394	13,219	13,607	13,791	14,536	14,960	13,601	14,460	13,769	12,454	13,855	14,304	13,041	14,644	14,369	15,414	15,095	14,853	15,649	14,875	15,411	14,712	15,115	14,803	15,023	15,224	14,921	14,307	13,631	12,517	12,246	11,450	9,745	9,530	9,911	9,481	9,204	9,036	8,641	7,632	10,166		11,251	11,677	11,335	11,063	10,906	10,429	10,963	10,892	10,230	11,064	10,689	10,834	10,506	9,450	10,624	10,427	11,402	11,584	11,326	11,105	11,047	10,611	10,497	10,382	10,918	10,782	10,740	10,399	10,343	10,000
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 17,688	16,923	16,009	16,486	17,434	18,103	17,507	18,861	17,332	17,553	17,308	17,308	16,012	16,341	15,680	16,732	15,947	15,332	15,775	14,276	13,089	13,867	14,651	15,237	14,394	13,219	13,607	13,791	14,536	14,960	13,601	14,460	13,769	12,454	13,855	14,304	13,041	14,644	14,369	15,414	15,095	14,853	15,649	14,875	15,411	14,712	15,115	14,803	15,023	15,224	14,921	14,307	13,631	12,517	12,246	11,450	9,745	9,530	9,911	9,481	9,204	9,036	8,641	7,632	10,166		11,251	11,677	11,335	11,063	10,906	10,429	10,963	10,892	10,230	11,064	10,689	10,834	10,506	9,450	10,624	10,427	11,402	11,584	11,326	11,105	11,047	10,611	10,497	10,382	10,918	10,782	10,740	10,399	10,343	10,000
AMERICAN BEACON INDEX: RUSSELL 3000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 19,723	19,058	18,406	18,994	19,566	19,527	18,687	20,075	18,841	19,055	18,807	18,358	17,407	17,580	17,026	17,808	16,966	16,366	16,395	15,477	14,380	14,928	15,540	15,992	15,414	14,444	15,007	14,817	14,947	15,481	14,683	15,324	14,449	13,089	14,361	14,803	13,859	15,197	14,908	15,822	15,396	15,549	15,957	15,031	15,578	14,837	15,357	15,052	14,976	15,144	14,791	14,241	13,456	12,662	12,728	12,228	10,746	10,859	11,146	10,697	10,300	10,348	10,009	8,992	10,909		12,079	12,372	12,035	11,680	11,511	11,104	11,461	11,372	10,616	11,359	10,969	10,926	10,583	9,799	10,861	10,556	11,165	11,166	10,996	10,594	10,565	10,461	10,416	10,580	11,112	10,718	10,583	10,270	10,201	10,000
AMERICAN BEACON INDEX: RUSSELL 3000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 19,723	19,058	18,406	18,994	19,566	19,527	18,687	20,075	18,841	19,055	18,807	18,358	17,407	17,580	17,026	17,808	16,966	16,366	16,395	15,477	14,380	14,928	15,540	15,992	15,414	14,444	15,007	14,817	14,947	15,481	14,683	15,324	14,449	13,089	14,361	14,803	13,859	15,197	14,908	15,822	15,396	15,549	15,957	15,031	15,578	14,837	15,357	15,052	14,976	15,144	14,791	14,241	13,456	12,662	12,728	12,228	10,746	10,859	11,146	10,697	10,300	10,348	10,009	8,992	10,909		12,079	12,372	12,035	11,680	11,511	11,104	11,461	11,372	10,616	11,359	10,969	10,926	10,583	9,799	10,861	10,556	11,165	11,166	10,996	10,594	10,565	10,461	10,416	10,580	11,112	10,718	10,583	10,270	10,201	10,000
AMERICAN BEACON INDEX: RUSSELL 3000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 493,082	476,460	460,161	474,841	489,162	488,183	467,163	501,864	471,030	476,383	470,169	458,950	435,187	439,504	425,654	445,204	424,145	409,149	409,869	386,927	359,508	373,197	388,496	399,793	385,347	361,095	375,184	370,437	373,668	387,032	367,084	383,101	361,230	327,222	359,014	370,081	346,474	379,937	372,698	395,545	384,894	388,718	398,917	375,763	389,459	370,937	383,924	376,293	374,412	378,598	369,768	356,025	336,394	316,543	318,193	305,704	268,642	271,464	278,660	267,415	257,512	258,707	250,215	224,798	272,732		301,984	309,302	300,877	291,995	287,779	277,591	286,522	284,294	265,388	283,986	274,215	273,159	264,577	244,978	271,522	263,900	279,134	279,146	274,896	264,858	264,121	261,537	260,405	264,488	277,798	267,960	264,578	256,750	255,014	250,000
AMERICAN BEACON INDEX: RUSSELL 3000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 197,233	190,584	184,064	189,937	195,665	195,273	186,865	200,745	188,412	190,553	188,068	183,580	174,075	175,802	170,262	178,082	169,658	163,660	163,948	154,771	143,803	149,279	155,398	159,917	154,139	144,438	150,073	148,175	149,467	154,813	146,834	153,240	144,492	130,889	143,606	148,032	138,590	151,975	149,079	158,218	153,958	155,487	159,567	150,305	155,783	148,375	153,570	150,517	149,765	151,439	147,907	142,410	134,558	126,617	127,277	122,281	107,457	108,586	111,464	106,966	103,005	103,483	100,086	89,919	109,093		120,794	123,721	120,351	116,798	115,111	111,036	114,609	113,718	106,155	113,594	109,686	109,264	105,831	97,991	108,609	105,560	111,654	111,658	109,959	105,943	105,648	104,615	104,162	105,795	111,119	107,184	105,831	102,700	102,006	100,000
AMERICAN BEACON INDEX: RUSSELL 3000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 19,723	19,058	18,406	18,994	19,566	19,527	18,687	20,075	18,841	19,055	18,807	18,358	17,407	17,580	17,026	17,808	16,966	16,366	16,395	15,477	14,380	14,928	15,540	15,992	15,414	14,444	15,007	14,817	14,947	15,481	14,683	15,324	14,449	13,089	14,361	14,803	13,859	15,197	14,908	15,822	15,396	15,549	15,957	15,031	15,578	14,837	15,357	15,052	14,976	15,144	14,791	14,241	13,456	12,662	12,728	12,228	10,746	10,859	11,146	10,697	10,300	10,348	10,009	8,992	10,909		12,079	12,372	12,035	11,680	11,511	11,104	11,461	11,372	10,616	11,359	10,969	10,926	10,583	9,799	10,861	10,556	11,165	11,166	10,996	10,594	10,565	10,461	10,416	10,580	11,112	10,718	10,583	10,270	10,201	$ 10,000
AMERICAN BEACON INDEX: ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 304,003	303,006	301,908	300,875	299,871	298,921	297,827	296,627	295,500	294,380	293,107	291,712	290,411	289,233	287,852	286,623	285,340	284,176	282,966	281,654	280,396	279,149	277,873	276,626	275,528	274,274	273,205	272,346	271,179	270,298	269,453	268,482	267,619	267,199	266,535	266,108	265,970	265,912	265,731	265,691	265,611	265,575	265,589	265,568	265,553	265,564	265,550	265,539	265,524	265,535	265,528	265,524	265,506	265,481	265,459	265,430	265,405	265,376	265,347	265,325	265,274	265,238	265,234	265,212	264,440		264,053	263,697	263,324	262,994	262,490	262,034	261,497	261,022	260,446	259,852	259,366	258,786	258,326	257,818	257,347	256,818	256,376	255,981	255,520	255,122	254,694	254,306	253,973	253,617	253,378	253,074	252,795	252,584	252,360		252,142	251,907	251,693	251,482	251,356		251,185	251,142	251,037		250,924	250,819	250,776	250,714	250,591	250,544	250,475	250,381	250,359	250,294	250,178	250,116	250,109	250,025	250,011	250,029	250,025	249,986	250,000
AMERICAN BEACON INDEX: ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 121,601	121,202	120,763	120,350	119,948	119,569	119,131	118,651	118,200	117,752	117,243	116,685	116,164	115,693	115,141	114,649	114,136	113,671	113,186	112,661	112,158	111,660	111,149	110,651	110,211	109,710	109,282	108,938	108,471	108,119	107,781	107,393	107,048	106,880	106,614	106,443	106,388	106,365	106,292	106,276	106,244	106,230	106,236	106,227	106,221	106,226	106,220	106,215	106,210	106,214	106,211	106,210	106,202	106,192	106,184	106,172	106,162	106,150	106,139	106,130	106,110	106,095	106,094	106,085	105,776		105,621	105,479	105,330	105,198	104,996	104,813	104,599	104,409	104,178	103,941	103,746	103,514	103,330	103,127	102,939	102,727	102,550	102,392	102,208	102,049	101,878	101,722	101,589	101,447	101,351	101,229	101,118	101,034	100,944		100,857	100,763	100,677	100,593	100,542		100,474	100,457	100,415		100,370	100,328	100,310	100,286	100,236	100,217	100,190	100,152	100,144	100,117	100,071	100,046	100,043	100,010	100,004	100,012	100,010	99,994	100,000
AMERICAN BEACON INDEX: ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 12,160	12,120	12,076	12,035	11,995	11,957	11,913	11,865	11,820	11,775	11,724	11,668	11,616	11,569	11,514	11,465	11,414	11,367	11,319	11,266	11,216	11,166	11,115	11,065	11,021	10,971	10,928	10,894	10,847	10,812	10,778	10,739	10,705	10,688	10,661	10,644	10,639	10,636	10,629	10,628	10,624	10,623	10,624	10,623	10,622	10,623	10,622	10,622	10,621	10,621	10,621	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614	10,613	10,611	10,610	10,609	10,608	10,578		$ 10,562	$ 10,548	$ 10,533	$ 10,520	$ 10,500	$ 10,481	$ 10,460	$ 10,441	$ 10,418	$ 10,394	$ 10,375	$ 10,351	$ 10,333	$ 10,313	$ 10,294	$ 10,273	$ 10,255	$ 10,239	$ 10,221	$ 10,205	$ 10,188	$ 10,172	$ 10,159	$ 10,145	$ 10,135	$ 10,123	$ 10,112	$ 10,103	$ 10,094		$ 10,086	$ 10,076	$ 10,068	$ 10,059	$ 10,054		$ 10,047	$ 10,046	$ 10,041		$ 10,037	$ 10,033	$ 10,031	$ 10,029	$ 10,024	$ 10,022	$ 10,019	$ 10,015	$ 10,014	$ 10,012	$ 10,007	$ 10,005	$ 10,004	$ 10,001	$ 10,000	$ 10,001	$ 10,001	$ 9,999	$ 10,000
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate Index
Account Value	$ 11,399	11,316	11,297	11,234	11,189	11,110	11,053	11,027	10,981	11,030	10,930	10,828	10,692	10,639	10,554	10,575	10,520	10,542	10,486	10,349	10,200	10,178	10,185	10,154	10,086	10,100	10,116	10,057	9,970	10,033	9,929	9,900	9,771	9,793	9,937	9,994	9,921	10,007	9,948	10,022	10,192	10,271	10,349	10,356	10,371	10,406	10,409	10,404	10,387	10,395	10,373	10,351	10,360	10,355	10,350	10,328	10,292	10,274	10,275	10,249	10,198	10,117	10,002	9,770	10,051	10,000
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate Index
Account Value	$ 11,399	11,316	11,297	11,234	11,189	11,110	11,053	11,027	10,981	11,030	10,930	10,828	10,692	10,639	10,554	10,575	10,520	10,542	10,486	10,349	10,200	10,178	10,185	10,154	10,086	10,100	10,116	10,057	9,970	10,033	9,929	9,900	9,771	9,793	9,937	9,994	9,921	10,007	9,948	10,022	10,192	10,271	10,349	10,356	10,371	10,406	10,409	10,404	10,387	10,395	10,373	10,351	10,360	10,355	10,350	10,328	10,292	10,274	10,275	10,249	10,198	10,117	10,002	9,770	10,051	10,000
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate Index
Account Value	$ 113,989	113,157	112,972	112,342	111,892	111,095	110,527	110,273	109,808	110,296	109,296	108,283	106,921	106,394	105,539	105,751	105,203	105,415	104,863	103,494	102,004	101,780	101,848	101,541	100,858	100,996	101,157	100,574	99,699	100,333	99,293	98,996	97,708	97,931	99,375	99,941	99,209	100,066	99,483	100,222	101,921	102,712	103,488	103,556	103,708	104,056	104,086	104,040	103,867	103,950	103,729	103,514	103,599	103,549	103,498	103,276	102,923	102,739	102,752	102,493	101,984	101,168	100,017	97,699	100,507	100,000
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate Index
Account Value	$ 11,399	$ 11,316	$ 11,297	$ 11,234	$ 11,189	$ 11,110	$ 11,053	$ 11,027	$ 10,981	$ 11,030	$ 10,930	$ 10,828	$ 10,692	$ 10,639	$ 10,554	$ 10,575	$ 10,520	$ 10,542	$ 10,486	$ 10,349	$ 10,200	$ 10,178	$ 10,185	$ 10,154	$ 10,086	$ 10,100	$ 10,116	$ 10,057	$ 9,970	$ 10,033	$ 9,929	$ 9,900	$ 9,771	$ 9,793	$ 9,937	$ 9,994	$ 9,921	$ 10,007	$ 9,948	$ 10,022	$ 10,192	$ 10,271	$ 10,349	$ 10,356	$ 10,371	$ 10,406	$ 10,409	$ 10,404	$ 10,387	$ 10,395	$ 10,373	$ 10,351	$ 10,360	$ 10,355	$ 10,350	$ 10,328	$ 10,292	$ 10,274	$ 10,275	$ 10,249	$ 10,198	$ 10,117	$ 10,002	$ 9,770	$ 10,051	$ 10,000